OTHER LIABILITIES AND LIABILITIES DIRECTLY ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE (Details) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Other Liabilities And Liabilities Directly Associated With Non-current Assets Held For Sale
Accounts and notes payable	[1]	$ 348,036	$ 190,111
Dividends payable		703	298
Income received in advance		7,850	6,383
Valuation adjustments for hedges		3,091
Creditors through intermediation		21,933	22,648
Guarantees constituted by threshold effect	[2]	79,589	49,776
Others liabilities		2,233	594
Total		$ 463,435	$ 269,810

[1]	Group obligations for business operations, such as withholding taxes, social security contributions, balances due on purchases of materials, balances due on obligations for leasing contracts for acquisition of fixed assets and other.
[2]	Guarantees from financial operations.